PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consists of the following:

	December 31,
	2021	2022
	SGD’000	SGD’000
Leasehold buildings	7,523	7,523
Right-of-use assets	2,328	2,603
Plant and machinery	5,585	5,707
Furniture and fittings	3,101	3,147
Subtotal	18,537	18,980
Less: accumulated depreciation	(9,556)	(10,162)
Property, plant and equipment, net	8,981	8,818

Depreciation expense was approximately SGD$672 thousand, SGD$ 614 thousand and SGD$ 769 thousand for the years ended December 31, 2022, 2021 and 2020, respectively.

Leasehold buildings are pledged with a bank to secure bank loans (Note 9).